Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 09, 2019
Guarantor Obligations [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	7 years
Operating Lease, Expense	$ 21
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 42
Operating Lease, Weighted Average Discount Rate, Percent	3.10%
Loss Contingency, Estimate of Possible Loss				$ 47
Minimum rentals on operating leases [Abstract]
2019		$ 19
2020		14
2021		11
2022		10
2023		9
Thereafter		34
Total		97
Rent expense	$ 21	28	$ 26
Guarantor Obligations, Current Carrying Value	0
Operating lease due 2020	22
Operating lease due 2021	18
Operating lease due 2022	16
Operating lease due 2023	16
Operating lease due 2024	15
Operating lease due 2025	36
Operating lease total	123
Less: Present value discount	13
Total operating lease liabilities	110	0
Financial Guarantee [Member]
Minimum rentals on operating leases [Abstract]
Maximum potential payments	53	34
Counter Guarantee [Member] | Ford Motor Company [Member]
Minimum rentals on operating leases [Abstract]
Counter guarantee	$ 48	$ 29
Euro Member Countries, Euro
Guarantor Obligations [Line Items]
Loss Contingency, Estimate of Possible Loss				$ 42
Minimum [Member]
Guarantor Obligations [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
Maximum [Member]
Guarantor Obligations [Line Items]
Lessee, Operating Lease, Term of Contract	32 years